BERWYN INCOME FUND SEMI-ANNUAL REPORT



August 4, 1999         Net Asset Value Per Share:  $10.81



Dear Berwyn Income Shareholder:

The total return to shareholders of the Berwyn Income Fund (BIF) in the first half of 1999 was 4.37 percent versus 1.89 percent in the first half of 1998. Net asset value per share rose from $10.72 on December 31, 1998 to $10.80 on June 30, 1999. During
April, a dividend of $0.19 per share was paid from net investment income.

BIF's 4.37 percent total return, attained through adherence to its value oriented investment style, exceeded the returns for all three of its benchmarks. The six month returns for the Salomon Smith Barney Broad Investment Grade Bond Index (SBBIG), Salomon Smith Barney High Yield Composite Index (SBHYC) and Lipper Income Fund Index (LIFI) were -1.39 percent, 1.42 percent and 3.40 percent, respectively.

The bond markets were generally weak during the first half as reflected in the performance of the SBBIG. Bonds reacted negatively to the upward pressure on interest rates brought about by the vibrant economy. The yield on the long Treasury bond rose 100 basis points (one percentage point) during the period. The corporate bond portion of the BIF portfolio experienced this weakness, but it was ameliorated by the emphasis placed on shorter and intermediate maturities, which are less sensitive to changes in interest rates.

As the SBHYC shows, the returns on high yield bonds were lackluster. During the first half, the default rate in the high yield bond market expanded to a level not seen since 1991. These defaults were spread over a number of industry categories including oil and gas exploration and production, telecommunications services and equipment, leisure and entertainment, apparel manufacturing and marine transport. The high default rate resulted from the aggressive issuance of high yield bonds in recent years and the intensely competitive economic environment.

Historically, BIF's performance has closely tracked that of the high yield market. More recently, BIF has de-emphasized high yield bonds. There were no bond defaults in the BIF portfolio in the first six months of 1999.

The positive performance of BIF relative to the LIFI in the first six months contrasts with last year when LIFI outperformed.
Then, LIFI benefited from the outsized performance of blue chip consumer growth stocks in the top-tier of the S&P 500, which are so heavily represented in the mutual funds comprising LIFI. The improved relative performance of BIF in the first half of this year reflects a shift within the marketplace in favor of cyclical and, in a broader sense, value-oriented securities. Within the BIF portfolio, standout performers included Impala Platinum ADR's, a dividend paying common stock which rallied from $13.60 to $24.75. Another strong performer was Whittaker Corp., a restructuring aerospace company. Their convertible bonds rallied from $107 to $160.

The composition of BIF by asset class as of June 30, 1999 is as follows:

	Dividend-paying Common Stocks   24.90%
	Corporate Bonds                 32.46
	Convertible Bonds               22.87
	Convertible Preferred Stocks    15.14
	Preferred Stocks                 4.63

The weighted average maturity of the bonds in the portfolio is
11.5 years. The duration of the bonds is 6.5 years. The credit quality of the bonds, constituting 55.3 percent of the portfolio, is as follows: investment grade, 18.64 percent; rated less than investment grade, 21.01 percent; and, unrated, 15.65 percent.

The five sectors of the economy with the largest representation at mid-year were:

	Industrial Basic Materials    27.3%
	Consumer Cyclicals            16.6
	Energy                        14.3
	Capital Goods                 10.8
	Financial                      9.9

BIF's ten largest holdings at mid-year are listed below:

	                   Company         Security         Percent

	Impala Platinum   common stock         3.33%
	Cyprus Amax       7.375% due 5/15/07   3.10
	Dairy Mart        10.25% due 3/15/04   3.15
	Dixie Group       7.00% due 5/15/12    3.73
	Drug Emporium     7.75% due 10/1/14    3.44
	Trans Lux         7.75% due 12/1/06    3.22
	Cyprus Amax       preferred stock      2.68
	Chase Manhattan   7.125% due 2/1/07    2.67
	Ford Motor        6.375 due 11/5/08    2.58
	IMC Global        7.30% due 1/15/28    2.66

At mid-year, the total net assets in BIF were approximately $75 million. The annualized expense ratio was 0.74 percent.

We believe that the recent shift favoring value style investments will be sustained for the following reasons. First, it appears that the worst of the worldwide economic turmoil of the past two years is over. The economies of Japan and other Asian nations have stabilized and look to be on the road to recovery. Coincidentally, the prices of many important commodities such as oil, copper, aluminum and paper products have rebounded strongly from last year's depressed levels. These developments should favor value style investments in economically sensitive areas such as industrial basic materials, manufacturing and capital goods. Secondly, it appears that while current earnings for the S&P consumer growth stocks have remained strong, growth expectations have moderated. Even though second quarter earnings results for companies such as GE and Microsoft excelled, the S&P 500's multiple expansion has stalled. This is consistent with lower anticipated growth rates and the recent rise in interest
rates.   Thirdly, speculation in the internet stocks has
moderated. Money formerly targeted for this sector could find its way into more defensive, value investments.

Very truly yours,



Edward A. Killen			Robert E. Killen
Portfolio Manager			President


Note: Returns for Berwyn Income Fund are net of all expenses, advisory fees and commission charges and include the reinvestment of dividends and interest (total return). All index returns listed herein also include the reinvestment of dividends and interest (total return). The investment return and the principal value of an investment in BIF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(Unaudited)


Assets:
Investments in Securities, at Market Value          $73,352,945
  (Cost $81,954,273) (Note 2)
Cash                                                     96,849
Receivables:
	Interest                                          855,013
	Dividends                                          62,199
	Investment Securities Sold                        480,649

		Total Assets                             74,847,655

Liabilities:
Payable for Investment Securities Purchased              34,608
Accrued Expenses                                         11,015
Investment Advisory Fee Payable                          31,047

		Total Liabilities                            76,670


Net Assets:  (1)
Applicable to 6,920,914 Outstanding Shares of
  Common Stock, $1.00 Par Value
	(Authorized 20,000,000 Shares)                $74,770,985

Net Asset Value, Offering Price and Redemption
	Price Per Share  ($74,770,985 / 6,920,914
	  Outstanding Shares)                         $     10.80

(1) On June 30, 1999 Net Assets consisted of the following:
	Common Stock, Par Value $1.00                   6,920,914
	Paid-in Capital                                77,196,866
	Undistributed Net Investment Income             1,663,558
	Accumulated Net Realized Capital Loss          (2,409,026)
	Net Unrealized Deprec. of Investment
	  Securities                                   (8,601,327)

                                                    $74,770,985


The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999
(Unaudited)



Investment Income:
	Interest                           $1,494,280
	Dividends                           1,040,435

	Total Investment Income                           $2,534,715

Expenses:
	Investment Advisory Fee (Note 3)      212,572
	Transfer Agent                         20,761
	Custodian                              19,036
	Professional Fees                       2,119
	Registration Fees                       9,932
	Directors' Fees                         1,600
	Printing Costs                          8,124
	Office Expenses                         8,813
	Insurance                               4,657
	Taxes (Other than Income Tax)           3,161

		Total Expenses                                 290,775

Net Investment Income                                    2,243,940


Realized and Unrealized Gain on Investments:
	Net Realized Loss from Sales of Securities        (2,409,026)

	Net Change in Unrealized Depreciation
	  on Investment Securities                         3,623,680

	Net Realized and Unrealized Gain on
	  Investments                                      1,214,654

Net Increase in Net Assets Resulting
  from Operations                                       $3,458,594


The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                          Six Months        Six Months
                                            Ended              Ended
                                           06/30/99          06/30/98
Increase in Net Assets from Investment Activities:
	Net Investment Income                $2,243,940      $8,658,922
	Net Realized Loss from Sales
	  of Securities                      (2,409,026)      5,910,963
	Change in Net Unrealized
		Appreciation/Depreciation on
		Investment Securities           3,623,680     (11,096,884)

		Net Increase in Net Assets
		  Resulting from Operations     3,458,594       3,473,001

Distributions to Shareholders:
	From Net Investment Income           (2,742,652)     (3,142,405)
Capital Share Transactions:  (1)
	Net Proceeds from Sales of Shares    15,183,318      24,655,929
	Cost of Shares Redeemed             (46,915,787)    (38,320,365)
	Distributions Reinvested              2,163,941       2,454,289

		Net Increase in Net Assets from
		  Capital Share Transactions  (29,568,527)    (11,210,147)

		Total Increase in Net Assets  (28,852,585)    (10,879,551)

Net Assets:
	Beginning of Period                 103,623,570     180,821,379

	End of Period (Including Undistributed Net
	  Investment Income of $1,663,558 and
	  $5,802,011 at June 30, 1999 and 1998,
	  respectively)                     $74,770,985    $169,941,828

(1) Shares Issued and Redeemed:
      Shares Sold                           1,410,485       1,939,629
      Shares Redeemed                      (4,359,964)     (3,019,045)
      Shares Reinvested                       203,143         192,342

                                           (2,746,336)       (887,074)


The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(Unaudited)


SIX MONTHS
                              ENDED                YEAR ENDED
                            6/30/99 12/31/98 12/31/97 12/31/96 12/31/95 12/30/94
Net Asset Value, Beginning
   of Period                $10.72   $12.51   $12.31   $11.95   $10.75   $11.63

Income from Investment
   Operations:
	Net Investment Income   0.38     0.90      .77     0.76     0.73     0.73
	Net Realized and Unrealized
	  Gains (Losses) on
	  Securities            0.08    (1.44)     .84     0.87     1.48    (0.85)

	    Total from Investment
		Operations        0.46    (0.54)    0.61     1.63     2.21    (0.12)

Less Distributions:
	From Net Investment
	  Income               (0.38)   (0.92)   (0.77)   (0.80)   (0.70)   (0.73)
	From Net Realized
	  Gains                (0.00)   (0.15)   (0.64)   (0.47)   (0.31)   (0.03)
	From Capital           (0.00)   (0.18)   (0.00)   (0.00)   (0.00)   (0.00)

	    Total Distributions(0.38)   (1.25)   (1.41)   (1.27)   (1.01)   (0.76)

Net Asset Value, End of
  Period                     $10.80   $10.72   $12.51   $12.31   $11.95   $10.75

	    Total Return         4.37%   (4.57%)  13.36%  13.99%    21.0%  (1.10%)

Ratios/Supplemental Data:
  Net Assets, End of Period
    (000)                   $74,771  $103,624 $180,823 $137,166 $119,552 $55,825

  Ratio of Expenses to Average
  Net Assets                   0.74%*   0.66%    0.65%  0.68%    0.73%     0.93%

  Ratio of Net Investment Income
      to Average Net Assets    6.70%*   6.27%    6.15%  6.35%    6.78%     7.20%

  Portfolio Turnover Rate  3.86%*   31%      53%    38%      39%       30%

*Annualized
The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
STATEMENT OF INVESTMENTS
JUNE 30, 1999


Number of
  Shares  	                 COMMON STOCKS  -  24.1%		Value*
		BANKING - 0.3%
15,500	First Essex Bancorp, Inc.                   $   245,094

		COMMERCIAL PRINTING - 1.4%
46,248	Courier Corp.                                 1,052,142

		DIVERSIFIED MANUFACTURING - 1.0%
48,551	Lindberg Corp.                                  527,992
32,400	Synalloy Corp.                                  240,975
                                                            768,967
		FOREST & PAPER PRODUCTS - 0.6%
13,100	Greif Brothers Corp.                            334,050
2,850,148	Repap Enterprises, Inc.                         173,859
                                                            507,909
		INSURANCE - 0.5%
11,000	Chicago Title Corp.                             392,562

		MANUFACTURED HOUSING - 1.2%
58,800	Patrick Industries, Inc.                        922,425

		MACHINERY MANUFACTURER - 0.4%
16,000	Hardinge, Inc.                                  280,000

		METALS & MINING INDUSTRY - 4.3%
2,000		Alcoa Inc.                                      123,750
16,000	Cleveland-Cliffs Inc.                           518,000
99,416	Impala Platinum Holdings Limited              2,500,919
                                                          3,142,669
		OIL & GAS EXPLORATION & PRODUCTION - 4.0%
17,500	Berry Petroleum Co.                             243,906
8,000		Laclede Gas Co.                                 186,000
28,710	Louis Dreyfus Natural Gas Corp.                 619,059
231,011	Ranger Oil Ltd.                               1,140,617
25,180	Sunoco, Inc.                                    760,121
                                                          2,949,703

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)


Number of
  Shares  	               COMMON STOCKS (Continued)		Value*
		REAL ESTATE INVESTMENT TRUST - 4.8%
8,000		First Industrial Realty Trust, Inc.       $     219,500
41,500	Hospitality Property Trust                    1,125,688
22,400	Mid-America Apartment Communities, Inc.         518,000
95,900	Town & Country Trust                          1,714,212
                                                          3,577,400
		STEEL & STEEL PRODUCTS - 1.5%
50,314	AK Steel Holding Corp.                        1,132,065

		TEXTILE INDUSTRY - 0.6%
51,902	Dixie Group, Inc.                               439,548

		TRANSPORTATION INDUSTRY - 1.9%
130,900	Anangel-American Shipholding - SP  ADR          695,406
48,300	Stolt-Nielsen S.A.                              736,575
                                                          1,431,981
		UTILITIES - 1.6%
3,500		Conectiv, Inc.                                   85,531
28,200	Otter Tail Power Co.                          1,085,700


TOTAL COMMON STOCKS (Cost $17,423,377)                   18,013,696


		                     PREFERRED STOCKS  -  19.4%

		BANKING - 2.1%
52,620	Astoria Financial Corp.  PFD B                1,552,290

		CHEMICAL INDUSTRY - 0.8%
35,000	LSB Industries, Inc.  PFD C  CV                 577,500

		FOOD PROCESSING - 1.4%
29,500	Chiquita Brands International, Inc.
	              PFD  Series A  CV                     1,017,750



The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)


Number of
  Shares  	            PREFERRED STOCKS (Continued)		Value*
		METALS & MINING INDUSTRY - 8.3%
26,100	Battle Mountain Gold Co.  PFD  CV $325      $  889,031
44,470	Cyprus Amax Minerals  PFD  CV                2,012,268
77,900	Freeport McMoran Copper & Gold  PFD A
              CV  0.05 SH                                1,460,625
14,800	Freeport McMoran Copper & Gold  PFD C
		  DP  Gold II                                  187,775
38,600	Freeport McMoran Copper & Gold  PFD D          545,225
34,600	Hecla Mining  PFD B  CV                      1,012,050
5,880		Westmoreland Coal  PFD  Series A  CV**         107,310
                                                         6,214,284
		OIL & GAS EXPLORATION  & PRODUCTION - 3.2%
66,835	Callon Petro Co.  PFD A  CV                   1,771,128
20,400	Western Gas Resources, Inc.  PFD  CV            657,900
                                                          2,429,028
		REAL ESTATE INVESTMENT TRUST - 1.5%
14,800	First Industrial Realty  PFD A                  366,300
32,100	Mid America Apt. Communities  PFD A             744,319
                                                          1,110,619
		STEEL & STEEL PRODUCTION - 2.1%
44,567	Bethlehem Steel Corp.  3.5%  PFD  CV          1,604,412


TOTAL PREFERRED STOCKS  (Cost $18,415,186)               14,505,883


   Face
   Amount	                    CORPORATE BONDS  -  54.3%

		AIRCRAFT & AEROSPACE - 1.4%
$1,041,000	Sequa Corp.  9.375%  12/15/03                 1,046,205

		APPAREL - 0.0%
20,000	Fruit of the Loom  7%  03/15/11                  15,050

		AUTO & AUTOMOTIVE PARTS - 4.6%
2,020,000	Ford  6.375%  11/05/08                        1,936,675
1,520,000	General Motors  7.40%  09/01/25               1,503,886
                                                          3,440,561

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)


 Face
 Amount	             CORPORATE BONDS (Continued)		Value*
		BANKING - 2.7%
$2,000,000	Chase Manhattan  7.125%  02/01/07           $2,000,016
20,000	Nations Bank Corp.  6.375%  02/15/08            19,188
                                                         2,019,204
		CHEMICAL INDUSTRY - 2.7%
2,130,000	IMC Global Inc.  7.30%  01/15/28             1,992,892

		COMPUTER & PERIPHERAL - 1.9%
1,750,000	Integrated Devices  5.50%  CV  06/01/02      1,417,500

		DRUGSTORE - 3.4%
3,057,000	Drug Emporium, Inc.  7.75%  CV  10/01/14     2,579,344

		ELECTRONICS - 5.9%
1,389,000	Kollmorgen Corp.  8.75%  CV  05/01/09        1,390,736
1,500,000	Reptron Electronics  6.75%  CV  08/01/04       592,500
2,520,000	Trans-Lux Corp.  7.5%  CV  12/01/06          2,419,200
                                                         4,402,436
		FINANCE INDUSTRY - 0.0%
20,000	General Motors Acceptance Corp.  5.875%
		  01/22/03                                      19,546

		FOREST & PAPER PRODUCTS - 3.1%
980,000	Boise Cascade  7.35%  02/01/16                 888,213
750,000	Georgia Pacific  7.25%  06/01/28               700,323
30,000	Georgia Pacific  7.375%  12/01/25               28,429
737,000	Stone Container Corp.  6.75%  CV  02/15/07     641,190
                                                         2,258,155
		MACHINERY MANUFACTURING - 1.7%
1,250,000	Robbins & Myers  6.5%  CV  09/01/03          1,237,500

		METALS & MINING - 3.5%
500,000	Campbell Resources Inc.  7.5%  CV
		  07/20/04                                     293,750
2,500,000	Cyprus Amax Minerals Co.  7.375%
		  05/15/07                                   2,327,203
                                                         2,620,953




The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)


   Face
 Amount		            CORPORATE BONDS  (Continued)		Value*
		OFFICE EQUIPMENT - 1.7%
$1,250,000	XEROX Corp.  8%  02/01/27                      $  1,243,680
25,000	XEROX Corp.  8.125%  04/15/02                        26,095
                                                              1,269,775
		OIL & GAS - 4.9%
1,500,000	Ashland Oil, Inc.  8.23%  02/26/07                1,565,415
500,000	Crown Central Petroleum  10.875%  02/01/05          435,000
700,000	Gulf Canada Resources Ltd.  9.625%
		  07/01/05                                          717,500
1,000,000	OXY USA  7%  04/15/11                               932,479
                                                              3,650,394
		OIL & GAS EXPLORATION & PRODUCTION - 2.1%
2,040,000	Swift Energy  6.25%  CV  11/15/06                 1,588,650

		RETAIL INDUSTRY - 3.2%
2,524,000	Dairy Mart Stores  10.25%  03/15/04               2,359,940

		TELECOMMUNICATIONS INDUSTRY - 1.0%
750,000	GTE  7.51%  04/01/09                                777,194

		TEXTILE - 3.7%
3,495,000	Dixie Group, Inc.  7%  CV  05/05/12               2,800,369

		TOBACCO - 2.5%
3,079,000	Standard Commercial Corp.  7.25%
		  CV  03/31/07                                    1,862,795

		TRANSPORTATION - 1.8%
1,365,000	Transportacion Maritima Mexicana SA
		  10%  11/15/06                                   1,013,512
1,700,000	World Airways, Inc.  8%  CV  08/26/04               327,250
                                                              1,340,762
		UTILITY - 2.5%
1,000,000	Consolidated Edison  6.25%  02/01/08                961,740
1,000,000	PECO Energy Cap Trust  7.38%  04/06/28              936,276
                                                              1,898,016

TOTAL CORPORATE BONDS (Cost $45,715,612)                     40,597,241



The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued)


Face
 Amount		            CORPORATE BONDS  (Continued)		Value*
6,000	IMC Global, Inc.                                     $        3,375

TOTAL WARRANTS (Cost $21,336)                                       3,375


			            CLOSED-END MUTUAL FUNDS - 0.3%
14,000	ASA Limited                                           232,750


TOTAL CLOSED-END MUTUAL FUNDS (Cost $378,762)                     232,750


TOTAL INVESTMENTS (Cost $81,954,273) - 98.1%                    73,352,945


OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                     1,418,040


NET ASSETS - 100%                                              $74,770,985









__________________________________________
*	See Note 2 to the Financial Statements.
**	Considered to be an affiliate under the Investment Company Act of 1940
ADR	American Depositary Receipt
CV	Convertible Security
PFD	Preferred Stock
SP	Sponsored



The accompanying notes are an integral part of these financial statements.


BERWYN INCOME FUND
A SERIES OF THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999



NOTE 1 - ORGANIZATION

On April 30, 1999, Berwyn Income Fund, Inc., (the Fund) merged with The Berwyn Funds, a Delaware Business Trust. The Berwyn Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management company. Berwyn Income Fund is a portfolio series of The Berwyn Funds.

The Fund's investment objective is to provide investors with current income while seeking to preserve capital. Certain of the Fund's investments are in corporate debt instruments; the issuers' ability to meet these obligations may be affected by economic developments in their respective industries.

NOTE 2 - ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: Securities listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

Securities Transactions and Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded using the accrual method. Discounts and premiums on debt securities purchased are amortized to interest income over the lives of the respective securities.

Distributions to Shareholders:    Dividends from net investment
income are paid quarterly to the shareholders. Distributions of net realized capital gains, if any, are paid at least annually to the shareholders. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are adjusted to reflect their tax treatment in the period the differences arise.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY
	     TRANSACTIONS

Under the terms of the investment advisory agreement, the Fund has agreed to pay The Killen Group, Inc. (the "Investment Adviser") an investment advisory fee at an annual rate of .50% of the Fund's average daily net assets. The Investment Adviser and the Directors and Officers of the Investment Adviser, together with their families, owned 156,254 shares of the Fund at June 30, 1999.

During the period ended June 30, 1999, the Fund paid $43,829 in commissions to Berwyn Financial Services, a brokerage company affiliated with the Investment Adviser, to execute certain portfolio transactions.


NOTE 4 - SECURITY TRANSACTIONS

During the period ended June 30, 1999, the Fund made purchases of $1,656,680 and sales of $36,280,919 of investment securities other than short-term securities and U.S. Government securities.

Cost of securities owned at June 30, 1999 and the net realized gains or losses on securities sold for the period then ended for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.

At June 30, 1999, net unrealized depreciation for financial reporting and Federal income tax purposes aggregated $8,601,327 of which $3,473,081 related to appreciated securities and $12,074,358 related to depreciated securities.